Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	100,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,800,000,000	1,000,000,000
Common stock shares issued	91,567,982	17,486
Common stock shares outstanding	91,567,982	17,486
Treasury stock, shares	0	8,511
Treasury stock par value		$ 0.01
Before the 1-for-9,200 reverse stock split
Common stock shares issued		160,888,606
Common stock shares outstanding		160,888,606
Treasury stock, shares		78,301,755
Common Class A
Common stock shares authorized	1,500,000,000
Common stock shares issued	90,562,138
Common stock shares outstanding	90,562,138
Common Class B
Common stock shares authorized	300,000,000
Common stock shares issued	1,005,844
Common stock shares outstanding	1,005,844